10. Financial instruments (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost	$ 14,031,051	$ 10,221,444
Financial liabilities at fair value through profit or loss	0	0
Non-financial liabilities	6,072,646	4,893,897
Financial liabilities	20,103,697	15,115,341
Trade payables
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost	9,436,203	7,053,973
Financial liabilities at fair value through profit or loss	0	0
Non-financial liabilities	0	0
Financial liabilities	9,436,203	7,053,973
Other payables
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost	331,977	344,188
Financial liabilities at fair value through profit or loss	0	0
Non-financial liabilities	6,072,646	4,893,897
Financial liabilities	6,404,623	5,238,085
Borrowings
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost	4,262,871	2,823,283
Financial liabilities at fair value through profit or loss	0	0
Non-financial liabilities	0	0
Financial liabilities	$ 4,262,871	$ 2,823,283